Acquisition - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Indefinite-lived Intangible Assets [Line Items]
Amount paid to acquire company	¥ 2,774	¥ 14,816	¥ 1,415